Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments [Abstract]
Schedule of Fair Values of Derivative Instruments
Fair Values of Derivative Instruments

	Liability Derivatives
	June 30, 2013		December 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$31,053	Derivative Instruments	$45,724

Total derivatives		$31,053		$45,724

Schedule of The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Three Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(5)	$809

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$6,979	$3,991	Interest income/ (expense)	$7,543	$6,785	Gain (loss) on derivative instruments	$(5)	$3

The Effect of Derivative Instruments on the Statement of Operations
for the Six Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(9)	$1,644

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$14,680	$(34)	Interest income/ (expense)	$15,076	$13,441	Gain (loss) on derivative instruments	$(9)	$29